Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Trade and Other Receivables

11 TRADE AND OTHER RECEIVABLES

	$ million
	Dec 31, 2018		Dec 31, 2017
	Current	Non-current	Current	Non-current
Trade receivables	27,541	—	30,721	—
Other receivables	8,543	4,823	9,036	5,525
Amounts due from joint ventures and associates	992	1,183	868	1,327
Prepayments and deferred charges	5,355	1,820	3,940	1,623
Total	42,431	7,826	44,565	8,475

The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.

Other receivables at December 31, 2018, include receivables from certain governments in their capacity as joint arrangement partners, of $1,449 million (2017: $2,265 million), after provisions for impairments, that are overdue in part or in full. Recoverability and timing thereof is subject to uncertainty, however, the ultimate risk of default on the carrying amount is considered to be low. Other receivables also include income tax (see Note 16) and other tax receivables.

Provisions for impairments deducted from trade and other receivables amounted to $790 million at December 31, 2018 (2017: $881 million).

Allowance for expected credit losses - trade receivables	$ million
	Not overdue	Overdue 1-30 days	Overdue 31-180 days	Overdue more than 180 days	Total
Expected loss rate	0.0014% - 0.0799%	0.0393% - 1.548%	0.1752% - 14.8524%	0.7592% - 28.037%
Gross carrying amount	25,835	892	541	539	27,807
Loss allowance provision	(2)	(2)	(7)	(12)	(23)
Net carrying amount at December 31, 2018	25,833	890	534	527	27,784
Net carrying amount at December 31, 2017	28,719	1,154	480	368	30,721

The Company uses a provision matrix to calculate expected credit losses (ECLs) for trade receivables. The provision matrix is initially based on the Company’s historical observed default rates. The Company will calibrate the matrix to adjust the historical credit loss experience with forward-looking information.

A loss allowance provision of $243 million was established, in addition to all other impairments to trade receivables as at December 31, 2018, that are outside of the provision matrix calculations.